EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE (EPS)
Schedule of basic and diluted earnings per share

Basic

	2023
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	2,576,016	4,925,549	7,501,565
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 24 for number of shares)	600,526,442	1,148,255,014

Earnings per share (in R$) — Basic	4.29	4.29

	2022
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	3,922,039	7,503,473	11,425,512
Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	600,526,442	1,148,900,801

Earnings per share (in R$) — Basic	6.53	6.53

	2021
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	5,198,011	10,296,100	15,494,111
Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,132,865,567

Earnings per share (in R$) — Basic	9.09	9.09

Diluted

	2023	2022	2021
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	4,925,549	7,503,473	10,296,100
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	16,037	20,898	26,192
	4,941,586	7,524,371	10,322,292

Net income allocated to common shareholders	2,576,016	3,922,039	5,198,011
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(16,489)	(20,898)	(26,192)
	2,559,527	3,901,141	5,171,819

Diluted denominator
Outstanding shares
Common Shares	600,526,442	600,526,442	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,148,255,014	1,148,900,801	1,132,865,567
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	11,159,835	9,371,523	8,633,716
Total	1,159,414,849	1,158,272,324	1,141,499,283

Earnings per share — Diluted (Common and Preferred Shares)	4.26	6.50	9.04